Nature of Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Personnel costs	$ 3,693	$ 2,453	$ 1,949
Depreciation and amortization	428	212	276
Impairment		44
Lab consumables	639	713	793
Patent expenses	83	430	577
External collaborator fees	199	783	1,020
Clinical validation	765	584	842
Other expenses	569	278	132
Total research and development expenses	$ 6,376	$ 5,497	$ 5,589